Accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Accounts Payable and Accrued Liabilities, Current [Abstract]
Schedule of Accounts Payable and Accrued Liabilities

	December 31, 2015	December 31, 2014
Trade accounts payable	$42,851	$41,796
Accrued payroll	3,839	5,270
Accrued interest	1,037	1,237
Taxes payable	2,014	580
Other payables (note 22b)	7,713	6,619
	$57,454	$55,502